Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Commitment Under Operating Leases

At December 31, 2020, the commitment under operating leases for vessels is $917,130,000 for 2021 to 2029  and for other leases is $9,893,000 for 2021 to 2024. Total commitments under these leases are as follows:

2021	$147.1
2022	143.1
2023	144.6
2024	147.8
2025	125.7
Thereafter	218.7
$927.0

Summary of Outstanding Commitments for Remaining Installment Payments	The Company has outstanding commitments for the remaining installment payments as follows:
2021	$142.7
2022	235.1
Total	$377.8